RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

Agreements with Danny Meeks and Affiliates of Danny Meeks

Related-Party Hauling, Mechanic, Equipment Rental, and Miscellaneous Services

During the six months ended June 30, 2026 and 2025, the Company provided $189,270 and $383,781 in hauling services to an entity controlled by the Company’s Chief Executive Officer, respectively.

During the six months ended June 30, 2026 and 2025, the Company paid an entity controlled by the Company’s Chief Executive Officer $213,953 and $816,993 for hauling services rendered to the Company, respectively.

During the six months ended June 30, 2026 and 2025, the Company received $0 and $56,100 in other income – related party for the rental of equipment to an entity controlled by the Company’s Chief Executive Officer, respectively.

During the six months ended June 30, 2026 and 2025, the Company paid an entity controlled by the Company’s Chief Executive Officer $726,992 and $0 for mechanic and repair services provided to the Company, respectively.

During the six months ended June 30, 2026 and 2025, the Company paid an entity controlled by the Company’s Chief Executive Officer $0 and $21,983 for equipment rentals provided to the Company, respectively.

NOTE 19 – RELATED PARTY TRANSACTIONS

Agreements with Danny Meeks and Affiliates of Danny Meeks

Related-Party Hauling, Mechanic, Equipment Rental, and Miscellaneous Services

During the years ended December 31, 2025 and 2024, the Company provided $392,644 and $850,737, respectively, in hauling services to an entity controlled by the Company’s Chief Executive Officer.

During the years ended December 31, 2025 and 2024, the Company paid an entity controlled by the Company’s Chief Executive Officer $816,993 and $1,396,330, respectively, for hauling services rendered to the Company.

During the years ended December 31, 2025 and 2024, the Company paid entities controlled by the Company’s Chief Executive Officer $0 and $147,401, respectively, for scrap metal provided to the Company.

During the years ended December 31, 2025 and 2024, the Company paid an entity controlled by the Company’s Chief Executive Officer $0 and $847,326, respectively, for mechanic and repair services provided to the Company.

During the years ended December 31, 2025 and 2024, the Company paid an entity controlled by the Company’s Chief Executive Officer $0 and $506,358, respectively, for equipment rentals provided to the Company.

During the years ended December 31, 2025 and 2024, the Company paid an entity controlled by the Company’s Chief Executive Officer $1,219,207 and $0, respectively, for materials sold to the Company.

During the years ended December 31, 2025 and 2024, the Company received $56,100 and $0 in other income - related party for the rental of equipment to an entity controlled by the Company’s Chief Executive Officer, respectively.

During the year ended December 31, 2024, the Company leased 12 scrap yard facilities and equipment from an entity controlled by the Company’s Chief Executive Officer, including the lease for the Chesapeake location described above, for $1,502,830. As of December 31, 2024, the Company owed $495,354 in accrued rent and reimbursements to an entity controlled by the Company’s Chief Executive Officer.

On July 31, 2023, the Company entered into a secured promissory note with an entity controlled by the Company’s Chief Executive Officer in the principal amount of $17,218,350. The note was for the purchase of certain equipment from an entity controlled by the Company’s Chief Executive Officer and is secured by such equipment. The note matures on July 31, 2043 and accrues interest at 7% per annum. The note requires interest-only payments until the senior secured debt is fully satisfied. The Company made payments of $0 towards principal and interest during the year ended December 31, 2024. On March 29, 2024, the holder of the note exchanged $10,000,000 in principal for 1,000 shares of Series D Preferred Stock. On April 21, 2024, the holder of the note exchanged $7,218,350 in principal for 3,749 shares of common stock. As of December 31, 2024, the note had a balance of $0.

On May 10, 2024, the Company entered into an exchange agreement with DWM, whereby the Company and DWM agreed to exchange 1,000 shares of the Company’s Series D issued by the Company to DWM, for 12,122 shares of the Company’s common stock. As a result of the transaction, the Series D stock was extinguished. The resulting gain on the transaction of $1,224,400 for the difference between the fair value of the common stock and the carrying value of the Series D was recorded as a contribution of capital as the transaction was between related parties.

On June 5, 2024, the Company entered into a Bill of Sale with DWM Properties LLC, an entity wholly-owned by Danny Meeks, the Company’s Chief Executive Officer, pursuant to which the Company agreed to purchase certain vehicles held by DWM in exchange for $3,582,181. The equipment included 27 trucks which enabled the Company to rapidly expand its fleet of trucks offering hauling services to clients, as well as transporting its scrap metal products to customers. The Company has recorded the equipment on its financial statements at its cost basis.

On December 2, 2024, the Company entered into a Contract of Sale with DWM Properties LLC (“DWM”), KPAJ, LLC and Oceana Salvage Properties, L.L.C. (collectively, the “Sellers”), in each case, an entity affiliated with Danny Meeks, the Company’s Chief Executive Officer, pursuant to which the Company agreed to purchase the Premises held by the Sellers for an aggregate purchase price of $15,000,000, to be allocated among the seven parcels comprising the Premises and the Licenses and Permits. The transaction closed on December 2, 2024.

The purchase price is payable by (i) the issuance of an aggregate of 450,000 shares of Series A-1 Preferred Stock of the Company, par value $0.001 per share, to the Sellers at an aggregate valuation of $3,300,084 and (ii) the issuance of a promissory note payable to DWM (the “DWM Note”) in the aggregate principal amount of $11,699,916. The DWM Note bears interest at a rate of 10% per annum, and is payable in equal installments of $2,983,309 on each of December 31, 2024, January 31, 2025, February 28, 2025 and March 31, 2025; provided, that if payment on a Payment Date would cause the Company’s cash balance to be less than $3,000,000, then such Payment Date and each subsequent Payment Date shall be extended by 30 days. The Company made payments of $4,008,057 towards principal during the year ended December 31, 2024. As of December 31, 2025 and 2024, the note had a principal balance and accrued interest of $5,391,859 and $7,691,859, respectively.